CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 460,825	$ 672,413
Other comprehensive income
Unrealized gain on investments	2,234	6,538
Other comprehensive income	2,234	6,538
Total comprehensive income	463,059	678,951
Other comprehensive income attributable to:
Shareholders of the Company	2,234	6,538
Non-controlling interests	0	0
Total comprehensive income attributable to:
Shareholders of the Company	422,299	634,601
Non-controlling interests	$ 40,760	$ 44,350